Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023 [1]	Jan. 01, 2023 [1]
CURRENT ASSETS
Cash and cash equivalents	$ 85,543	$ 122,293	$ 194,471
Short-term bank deposits	0	0	157,631
Prepayments to Minera Exar for lithium carbonate purchases	0	6,673	0
Receivables from purchasers for lithium carbonate	17,436	0	0
Loans to Exar Capital	10,799	0	0
Other receivables, prepaids and deposits	3,631	4,609	3,990
Total current assets	117,409	133,575	356,092
NON-CURRENT ASSETS
Associates and other investments	0	0	31,343
Investment in Sal de la Puna Project	183,207	181,270	0
Loans to Exar Capital	369,616	320,869	223,122
Loans to Minera Exar	67,355	0	0
Investment in Cauchari-Olaroz Project	32,919	59,581	41,507
Long-term receivable from JEMSE	7,935	7,394	6,813
Property, plant and equipment	8,988	9,245	9,026
Exploration and evaluation assets	343,794	343,092	348,645
Total non-current assets	1,013,814	921,451	660,456
TOTAL ASSETS	1,131,223	1,055,026	1,016,548
CURRENT LIABILITIES
Accounts payable and accrued liabilities	8,375	9,649	16,540
Payable to Minera Exar for lithium carbonate purchases	21,152	0	0
Customer advances	0	2,322	0
Convertible notes interest and other liabilities	2,308	2,608	3,105
Equity-settleable convertible notes	208,437	200,361	204,472
Total current liabilities	240,272	214,940	224,117
NON-CURRENT LIABILITIES
Deferred income tax liability	0	10,659	0
Decommissioning provision	0	0	478
Other liabilities	21	496	7,951
Total long-term liabilities	21	11,155	8,429
TOTAL LIABILITIES	240,293	226,095	232,546
EQUITY
Share capital	1,619	1,607	1,350
Capital reserve	1,499,682	1,492,001	1,058,361
Accumulated other comprehensive loss	(3,487)	(3,487)	(3,487)
Deficit	(669,540)	(661,190)	(272,222)
TOTAL EQUITY ATTRIBUTABLE TO LITHIUM ARGENTINA'S SHAREHOLDERS	828,274	828,931	784,002
Non-controlling interest	62,656	0	0
TOTAL EQUITY	890,930	828,931	784,002
TOTAL LIABILITIES AND EQUITY	$ 1,131,223	$ 1,055,026	$ 1,016,548

[1]	The comparative information has been reclassified as discussed in Note 13 and Note 14.